Compensation and benefits - Summary of Compensation and benefits expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of payroll expenses [Abstract]
Salary, payroll tax, benefits, other	$ 18,197	$ 14,917	$ 19,219
Share-based compensation	2,910	2,755	2,531
Total	$ 21,107	$ 17,672	$ 21,750